Interest Expense and Finance Cost, Net - Schedule of Interest Expense and Finance Cost, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Interest and Debt Expense [Abstract]
Interest expense incurred on credit facilities and financial liabilities	$ 21,372	$ 29,717	$ 42,450	$ 59,092
Interest expense incurred on finance lease liabilities	4,553	5,355	9,388	10,770
Interest expense incurred on senior unsecured bonds	5,972	0	11,849	0
Interest expense capitalized related to deposits for vessel acquisitions	(4,984)	(4,303)	(10,147)	(8,182)
Amortization and write-off of deferred finance costs and bond premium	1,965	2,227	3,771	3,899
Discount effect of long-term assets and other finance costs	443	489	2,609	1,416
Total interest expense and finance cost, net	$ 29,321	$ 33,485	$ 59,920	$ 66,995